UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 10, 2021

N/A	0001778859
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jonathan M. Rauch, (202) 312-3016

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Central Index Key Number	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(3)
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)

Asset Class: Equipment Receivables

DLL 2019-2 LLC	0001778766		Mahindra Finance USA LLC	34,366	$ 443,251,000.00	100%	3	$20,065.10	0.005%	3	$20,065.10	0.005%

Total				34,366	$ 443,251,000.00	100%	3	$20,065.10	0.005%	3	$20,065.10	0.005%

Name of Issuing Entity	Central Index Key Number	Check if Registered	Name of Originator	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(a)	(b)	(c)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class: Equipment Receivables

DLL 2019-2 LLC	0001778766		Mahindra Finance USA LLC	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

Total				0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions that fall within the scope of Rule 15Ga-1 in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records for all information regarding demands to repurchase or replace assets in such transactions for breaches of the representations and warranties concerning those pool assets that is required to be reported on Form ABS-15G, and (iii) identifying the parties in such transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”) and (iv) requesting all reportable information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. We followed up requests made of Demand Entities as we deemed appropriate. The information in this Form ABS-15G has not been verified by any third party.

(1)	Data about “Total Assets in ABS” is based on outstanding principal balances of assets in the ABS as of the related closing date, and does not include pre-funded assets.

(2)

Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on: the end of the reporting period for assets that remain in the pool at that time; or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(3)	“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

NOTE: For assets where more than one activity occurred during the reporting period, only the most recent activity or status is reported above.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 10, 2021

Mahindra Finance USA LLC (Securitizer)

By:	/s/ Ken Whitelaw
Name: Ken Whitelaw
Title: Vice President

By:	/s/ Shannon Bielski
Name: Shannon Bielski
Title: Secretary